Employee benefit plans - Weighted average assumptions for periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Discount rate (as a percent)	4.39%	4.22%	4.86%
Rate of compensation increase (as a percent)	3.18%	3.18%	3.22%
Rate of pension increase (as a percent)	2.00%	2.00%	2.00%